Inventory - Disclosure of inventories (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Work in Progress	$ 9,737,474	$ 17,025,863
Finished Goods	31,871,760	15,228,991
Total	$ 41,609,234	$ 32,254,854